SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
January 1,	$ 2,579	$ 2,916
Charged to costs and expenses relating to new sales	1,559	1,281
Costs of product warranty claims	(1,538)	(1,459)
Foreign currency translation adjustments	80	(159)
December 31,	$ 2,680	$ 2,579